Loans and advances to customers	12 Months Ended
Dec. 31, 2020
Loans and advances to customers
Loans and advances to customers

11. Loans and advances to customers

a)   Detail

The detail by classification of Loans and advances to customers in the consolidated balance sheets is as follows:

	12/31/2019	12/31/2020

Other financial assets at fair value through profit or loss	25,789	10,844
Financial assets at fair value through other comprehensive income	2,875	—
Financial assets at amortized cost	699,671	687,432
	728,335	698,276
Of which:
Before allowance for impairment losses	750,305	723,827
Allowance for impairment losses	(21,970)	(25,551)
	728,335	698,276

As of December 31, 2019 and 2020, 5,153 million pesos and 4,123 million pesos, respectively, of Loans and advances to customers have been pledged in connection with financial derivatives traded in organized markets, and are classified as restricted assets within Loans and advances to customers – Other financial assets at fair value through profit or loss (see Note 32).

Note 45.a includes a breakdown of the remaining maturity of Loans and advances to customers. Additionally, Note 45.d includes the fair value amounts of these assets classified as Loans and advances to customers – Financial assets at amortized cost.

b)   Breakdown

The following is a breakdown by loan type, borrower sector, geographical area of residence and interest rate formula of the Loans and advances to customers. This breakdown reflects the Bank’s exposure to credit risk in its core business, disregarding the allowance for impairment losses:

	12/31/2019	12/31/2020

By loan type:
Commercial, financial and industrial loans	373,943	339,545
Public sector loans	70,450	73,016
Mortgage loans	147,810	167,818
Reverse repurchase agreements	25,789	10,844
Installment loans to individuals -
Revolving consumer credit card loans	57,760	51,266
Non-revolving consumer loans	56,601	59,429
Impaired loans	17,952	21,909
	750,305	723,827
By borrower sector:
Public sector	70,450	73,016
Individuals	274,053	290,580
Communications and transportation	35,773	33,250
Construction	47,872	38,160
Manufacturing	63,652	53,187
Services	122,970	109,180
Tourism	25,244	26,275
Other sectors	110,291	100,179
	750,305	723,827
By geographical area:
Mexico	750,305	723,827
	750,305	723,827
By interest rate:
Fixed rate	270,930	307,990
Floating rate	479,375	415,837
	750,305	723,827

As of December 31, 2019 and 2020, 8,115 million pesos and 6,398 million pesos, respectively, of debt instruments have been received as collaterals in connection with reverse repurchase agreement transactions within Loans and advances to customers – Other financial assets at fair value through profit or loss (see Note 31).

c)   Valuation adjustments for impairment of Loans and advances to customers

The following is a breakdown of the gross carrying amount of Loans and advances to customers – Financial assets at fair value through other comprehensive income and at amortized cost as of December 31, 2019:

	Fair value/Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3 (*)	Total

Financial assets at fair value through other comprehensive income	2,880	—	2,880	—	2,880
Of which:
Commercial, financial and industrial loans	2,880	—	2,880	—	2,880

Financial assets at amortized cost	676,508	27,176	703,684	17,952	721,636
Of which:
Commercial, financial and industrial loans	358,665	12,398	371,063	5,815	376,878
Public sector loans	70,450	—	70,450	—	70,450
Mortgage loans	140,072	7,738	147,810	8,399	156,209
Installment loans to individuals -	107,321	7,040	114,361	3,738	118,099
Revolving consumer credit card loans	54,292	3,468	57,760	1,717	59,477
Non-revolving consumer loans	53,029	3,572	56,601	2,021	58,622

(*) As of December 31, 2019, there were no POCI financial assets.

The following is a breakdown of the gross carrying amount of Loans and advances to customers – Financial assets at amortized cost as of December 31, 2020:

	Fair value/Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3 (*)	Total

Financial assets at amortized cost	620,543	70,531	691,074	21,909	712,983
Of which:
Commercial, financial and industrial loans	291,980	47,565	339,545	6,530	346,075
Public sector loans	73,016	—	73,016	—	73,016
Mortgage loans	157,054	10,764	167,818	9,847	177,665
Installment loans to individuals -	98,493	12,202	110,695	5,532	116,227
Revolving consumer credit card loans	44,309	6,957	51,266	2,543	53,809
Non-revolving consumer loans	54,184	5,245	59,429	2,989	62,418

(*) As of December 31, 2020, there were no POCI financial assets.

The following is a breakdown of the transfers of Loans and advances to customers – Financial assets at amortized cost between stages as of December 31, 2020:

	Gross carrying amount
	Stage 1	Stage 2	Stage 3	Total

As of January 1, 2020	676,508	27,176	17,952	721,636
Transfers:
Transfer from Stage 1 to Stage 2	4,700	(4,700)	—	—
Transfer from Stage 1 to Stage 3	581	—	(581)	—
Transfer from Stage 2 to Stage 3	—	1,237	(1,237)	—
Transfer from Stage 2 to Stage 1	(36,761)	36,761	—	—
Transfer from Stage 3 to Stage 2	—	(19,702)	19,702	—
Transfer from Stage 3 to Stage 1	(8,792)	—	8,792	—

Remaining in same Stage (*)	(577,716)	32,952	1,224	(543,540)
Financial assets derecognized during the period other than write-offs	(241)	(18)	(22)	(281)
Originated financial assets	622,049	—	—	622,049
Write-offs	—	—	(21,590)	(21,590)
Other movements	(59,785)	(3,175)	(2,331)	(65,291)
As of December 31, 2020	620,543	70,531	21,909	712,983

(*) Includes mainly payments of principal and accrued interest.

•

The change in the gross carrying amount of Loans and advances to customers – Financial assets at amortized that were transferred from Stage 2 to Stage 1 amounting 36,761 million pesos, resulted in an additional allowance for impairment losses of 4,717 million pesos. The main driver of the change is the increase in the “Lifetime PD” used to determine the allowance for impairment losses.

•

The change in the gross carrying amount of Loans and advances to customers – Financial assets at amortized that were transferred from Stage 3 to Stage 2 amounting 19,702 million pesos, result in an additional allowance for impairment losses of 559 million pesos. The change is not significant because “Lifetime PD” is used to determine the allowance for impairment losses for both stages.

•

The change in the gross carrying amount of Loans and advances to customers – Financial assets at amortized that were transferred from Stage 3 to Stage 1 amounting 8,792 million pesos, result in a decrease in the allowance for impairment losses of 4,700 million pesos. The main driver of the change is the use of a twelve-month PD instead of a “Lifetime PD”.

•	The gross carrying amount of financial instruments originated in 2020 that amounts to 622,049 million pesos, results in an increase in the allowance for impairment losses of 2,537 million pesos.

d)   Allowance for impairment losses

The changes in the allowance for impairment losses on Loans and advances to customers were as follows:

	2018	2019	2020

Beginning balance as of January 1 (as originally presented)	(16,929)	(21,516)	(21,970)
Adjustments on initial adoption of IFRS 9	(3,270)	—	—
Beginning balance as of January 1 (restated)	(20,199)	(21,516)	(21,970)

Impairment losses on financial assets - Financial assets at amortized cost (*)	(20,947)	(21,673)	(25,184)
Impairment losses on financial assets - Financial assets at fair value through other comprehensive income	(2)	(5)	—
Write-offs	19,678	21,154	21,590
Others	(46)	70	13
Balance at year-end	(21,516)	(21,970)	(25,551)

Of which:
By geographical location of risk:
Mexico	(21,516)	(21,970)	(25,551)

(*)The amount of Impairment losses on financial assets not a fair value through profit or loss – Financial assets at amortized cost presented in the consolidated income statement is net of recoveries of loans previously written-off and recovery expenses in the amount of 2,141 million pesos in 2018, 2,083 million pesos in 2019 and 3,453 million pesos in 2020.

The post-model adjustments or overlays recognized within the allowance for impairment losses as of December 31, 2020, are as follows:

	Allowance for impairment losses
	IFRS 9 Model	Macroeconomic overlay	Impairment overlay	Total	Total Overlay to IFRS 9 Model

Financial assets at amortized cost	(24,093)	(613)	(845)	(25,551)	6%
Of which:
Commercial, financial and industrial loans	(7,757)	(558)	(572)	(8,887)	15%
Public sector loans	(14)	(1)	—	(15)	7%
Mortgage loans	(4,108)	30	—	(4,078)	(1)%
Installment loans to individuals -	(12,214)	(84)	(273)	(12,571)	3%
Revolving consumer credit card loans	(6,010)	(67)	(273)	(6,350)	6%
Non-revolving consumer loans	(6,204)	(17)	—	(6,221)	0%

The following is a breakdown of the allowance for impairment losses and the write-offs as of December 31, 2020:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Write-offs

Financial assets at amortized cost	(6,215)	(8,902)	(10,434)	(25,551)	(21,590)
Of which:
Commercial, financial and industrial loans	(2,047)	(3,438)	(3,402)	(8,887)	(7,919)
Public sector loans	(15)	—	—	(15)	—
Mortgage loans	(625)	(824)	(2,629)	(4,078)	(1,145)
Installment loans to individuals -	(3,528)	(4,640)	(4,403)	(12,571)	(12,526)
Revolving consumer credit card loans	(1,526)	(2,837)	(1,987)	(6,350)	(7,020)
Non-revolving consumer loans	(2,002)	(1,803)	(2,416)	(6,221)	(5,506)

The contractual amount outstanding of Loans and advances to customers written-off during 2020 that are still subject to enforcement activities, amounts to 21,863 million pesos.

The following is a breakdown of the transfers of the allowance for impairment losses of Loans and advances to customers between stages as of December 31, 2020:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total

Beginning balance as of January 1	7,254	5,466	9,250	21,970

As of January 1, 2020
Transfers:
Transfer from Stage 1 to Stage 2	121	(695)	—	(574)
Transfer from Stage 1 to Stage 3	24	—	(101)	(77)
Transfer from Stage 2 to Stage 3	—	118	(248)	(130)
Transfer from Stage 2 to Stage 1	(412)	5,129	—	4,717
Transfer from Stage 3 to Stage 2	—	(383)	942	559
Transfer from Stage 3 to Stage 1	(347)	—	5,047	4,700

Financial assets derecognized during the period other than write-offs	(7)	(8)	(47)	(62)
Contracts remaining at the same stage	(2,718)	(422)	17,813	14,673
Write-offs	—	—	(21,590)	(21,590)
Originated financial assets	2,537	—	—	2,537
Foreign exchange and other movements	(237)	(303)	(632)	(1,172)

As of December 31, 2020	6,215	8,902	10,434	25,551

Post-model adjustments - overlays

The following is a breakdown by stages of the post-model adjustments or overlays recognized within the allowance for loan losses corresponding to Loans and advances to customers – Financial assets at amortized cost as of December 31, 2020:

	Overlays
	Stage 1	Stage 2	Stage 3	Total

Macroeconomic overlay	(397)	(202)	(14)	(613)

Impairment overlay	—	(819)	(26)	(845)

Total	(397)	(1,021)	(40)	(1,458)

The breakdown by stages of the macroeconomic overlay recognized within the allowance for loan losses as of December 31, 2020 is as follows:

	Macroeconomic overlay
	Stage 1	Stage 2	Stage 3	Total

Macroeconomic overlay	(397)	(202)	(14)	(613)
Of which:
Commercial, financial and industrial loans	(374)	(176)	(8)	(558)
Public sector loans	(1)	—	—	(1)
Mortgage loans	4	6	20	30
Installment loans to individuals -	(26)	(32)	(26)	(84)
Revolving consumer credit card loans	(21)	(27)	(19)	(67)
Non-revolving consumer loans	(5)	(5)	(7)	(17)

The breakdown by stages of the impairment overlay recognized within the allowance for loan losses as of December 31, 2020 is as follows:

	Impairment overlay
	Stage 1	Stage 2	Stage 3	Total

Impairment overlay	—	(819)	(26)	(845)
Of which:
Commercial, financial and industrial loans	—	(562)	(10)	(572)
Installment to loans to individuals -	—	(257)	(16)	(273)
Revolving consumer credit card loans	—	(257)	(16)	(273)

e)   Impaired loans

The breakdown of the changes in the balance of Loans and advances to customers – Financial assets at amortized cost that are credit-impaired is as follows:

	2018	2019	2020

Beginning balance	18,132	18,429	17,952
Additions	32,461	31,418	37,216
Transfers to performing loans	(12,486)	(10,741)	(11,669)
Written-off loans	(19,678)	(21,154)	(21,590)
Balance at year-end	18,429	17,952	21,909

The breakdown between no past due and past due as of December 31, 2019 of the balance of Loans and advances to customers – Financial assets at amortized cost that are considered to be credit-impaired is as follows:

		With Balances Past Due by
	With no Past
	Due Balances
	or Less than 3
	Months Past				More than 12
	Due	3 to 6 Months	6 to 9 Months	9 to 12 Months	Months	Total

By type of loan:
Commercial, financial and industrial loans	1,427	1,640	404	291	2,053	5,815
Mortgage loans	3,701	1,142	703	498	2,355	8,399
Installment loans to individuals
Of which:
Revolving consumer credit card loans	536	1,181	—	—	—	1,717
Non-revolving consumer loans	527	1,492	1	—	1	2,021
	6,191	5,455	1,108	789	4,409	17,952

The breakdown between no past due and past due as of December 31, 2020 of the balance of Loans and advances to customers – Financial assets at amortized cost that are considered to be credit-impaired, is as follows:

		With Balances Past Due by
	With no Past
	Due Balances
	or Less than 3
	Months Past				More than 12
	Due	3 to 6 Months	6 to 9 Months	9 to 12 Months	Months	Total

By type of loan:
Commercial, financial and industrial loans	2,324	3,310	326	196	374	6,530
Mortgage loans	1,982	2,097	741	1,084	3,943	9,847
Installment loans to individuals
Of which:
Revolving consumer credit card loans	868	1,675	—	—	—	2,543
Non-revolving consumer loans	474	2,515	—	—	—	2,989
	5,648	9,597	1,067	1,280	4,317	21,909

f)    Renegotiated loans

The Bank sometimes makes concessions or modifications to the original terms of loans as a response to the customer’s financial difficulties, rather than taking possession or to enforce otherwise collection of collateral.

Renegotiated loans include restructured or refinancing transactions of performing loans and credit-impaired loans, as contractual terms of a loan may be modified due to not only concerns about the customer’s ability to meet contractual payments, but also for customer retention purposes and other factors not related to current or potential credit deterioration of the customer.

A restructured transaction is a transaction with respect to which, for economic or legal reasons relating to current or foreseeable financial difficulties of the customer, the financial terms and conditions are modified in order to facilitate the payment of the debt (principal and interest) because the customer is unable, or might foreseeably become unable, to comply with the aforementioned terms and conditions in due time and form, even if such modification is envisaged in the agreement.

A refinancing transaction is a transaction that is granted or used, for reasons relating to current or foreseeable financial difficulties of the customer, to repay one or more of the transactions granted to it, or through which the payments on such transactions are brought fully or partially up to date, in order to enable the customers of the cancelled or refinanced transactions to repay their debt (principal and interest) because they are unable, or might foreseeably become unable, to comply with the conditions thereof in due time and form.

A breakdown of renegotiated loans during the years ended December 31, 2018, 2019 and 2020 is as follows:

	For the Year Ended 12/31/2018				For the Year Ended 12/31/2019				For the Year Ended 12/31/2020
	Performing loans				Performing loans				Performing loans
	Due to				Due to				Due to
	Concerns				Concerns				Concerns
	About				About				About
	Current or				Current or				Current or
	Potential	Due to			Potential	Due to			Potential	Due to
	Credit	Other	Impaired		Credit	Other	Impaired		Credit	Other	Impaired
	Deterioration	Factors	Loans	Total	Deterioration	Factors	Loans	Total	Deterioration	Factors	Loans	Total

Commercial, financial and industrial loans	1,318	—	3,011	4,329	1,215	—	2,318	3,533	2,158	—	912	3,070
Mortgage loans	603	—	530	1,133	369	—	293	662	356	—	329	685
Installment loans to individuals	1,147	—	205	1,352	850	—	306	1,156	1,627	—	272	1,899
	3,068	—	3,746	6,814	2,434	—	2,917	5,351	4,141	—	1,513	5,654
Percentage	45%	—	55%	100%	45%	—	55%	100%	73%	—	27%	100%

Credit-impaired loans that are renegotiated continue to be classified as impaired loans until the sustained payment criteria and other considerations are reached as described in Note 2.g.

The types of terms that are typically renegotiated include: (a) modifications to the contractual terms of loans, such as payment terms, interest rates and currency, or (b) modifications to the guarantees that cover the loans.

See Note 48 b) 4.7 Recovery and collections management for additional information regarding renegotiated loans.

g)   Modification on financial instruments in the context of COVID-19 pandemic

The relief measures contained in the Support Program resulted in a modification to the contractual terms of the loans subject to the Support Program, that did not result in derecognition of the financial assets under IFRS 9.

The breakdown of Gains/(losses) on modification of financial assets (net) recognized in the consolidated income statement as of December 31, 2020 is as follows:

2020

Commercial, financial and industrial loans	(605)
Mortgage loans	(224)
Installment loans to individuals -
Non-revolving consumer loans	(914)
(1,743)

h)    Maximum exposure to credit risk and credit quality information

Maximum exposure to credit risk

The tables below represent the Bank’s maximum exposure to credit risk by class of financial instrument (except for hedging financial derivatives) and the respective collateral and other credit enhancements mitigating credit risk for these classes of financial instruments. The maximum exposure to credit risk includes the carrying amounts of financial instruments recognized in the consolidated balance sheet subject to credit risk and the nominal amounts for off-balance sheet commitments.

Where available, collaterals are presented at fair value; for other collaterals, such as real estate and other assets, best estimates of fair value are used. Other credit enhancements such as guarantees are included at their nominal amounts.

Collateral or guarantees are credit enhancements in the form of an asset or third-party obligation that serve to mitigate the inherent risk of credit loss in an exposure, by either substituting the borrower default risk or improving recoveries in the event of a default. The Bank’s collateral or guarantees are contractual and are typically classified as follows:

•

Financial and other collateral, which enables the Bank to recover all or part of the outstanding exposure by liquidating the collateral asset provided in cases where the borrower is unable or unwilling to fulfill its primary obligations. Cash collateral, securities (debt or equity instruments), collection rights, inventory, equipment and real estate are included in this category:

Cash collateral received - cash collateral requested from financial and corporate customers to secure the payments in OTC financial derivatives transactions.

Collateralized by securities - collateral to secure the payments in repurchase agreements and reverse repurchase agreements transactions.

Collection rights - highly liquid and realizable guarantees, which are mainly comprised of standby letters and pledges on funds and securities.

Real estate.

•

Guarantees, which complements the customer’s ability to fulfill its obligation under the legal contract and, as such, is provided by third parties in the form of individual guarantee by endorsement or co-signers, where individuals or companies act as guarantors of the loan transaction.

Collaterals and other credit enhancements related to the commercial loan portfolio are subject to at least an annual review. In the case of guarantees, the guarantor’s ability to perform under the guarantee contract is reviewed through an analysis of the financial position of the customer and the guarantor. There are cases where the Bank has attempted to seek recovery through the execution of a third-party guarantee and has been denied such recovery. Please see Note 2.g for an explanation of how the credit ratings of guarantors affect our allowance for impairment losses.

For the retail loan portfolio, a review of its collaterals and other credit enhancements is performed on a periodic basis depending on the history of the payment performance of the borrower.

For the real estate collaterals, appraisals are obtained as of the date of origination of the loans and when the loan is classified as impaired.

See Note 48.b) 4.3 Credit risk mitigation techniques for additional information regarding credit risk mitigation.

The breakdown is as follows:

		12/31/2019
		Maximum Exposure
	Maximum	to Credit Risk (1)		Collaterals		Other Credit Enhancements
	Exposure to			Cash Collateral	Collateralized by
	Credit Risk	Unsecured	Secured	Received	Securities	Collection Rights (3)	Real Estate (2)	Guarantees

Financial assets at fair value through profit or loss	262,360	239,865	22,495	16,759	5,736	—	—	—
Other financial assets at fair value through profit or loss	79,927	—	79,927	—	76,592	—	—	—
Financial assets at fair value through other comprehensive income	236,343	236,343	—	—	—	—	—	—
Financial assets at amortized cost:	769,788	316,232	453,556	—	—	69,732	148,360	8,118
Of which:
Loans and advances to credit institutions	36,895	36,895	—	—	—	—	—	—
Loans and advances to customers:	721,636	268,080	453,556	—	—	69,732	148,360	8,118
Commercial, financial and industrial loans	376,878	106,672	270,206	—	—	45,058	25,308	8,118
Public sector loans	70,450	26,867	43,583	—	—	24,646	—	—
Mortgage loans	156,209	19,077	137,132	—	—	—	120,461	—
Installment loans to individuals:
Revolving consumer credit card loans	59,477	59,477	—	—	—	—	—	—
Non-revolving consumer loans	58,622	55,987	2,635	—	—	28	2,591	—
Debt instruments	11,257	11,257	—	—	—	—	—	—
Guarantees and loan commitments	80,169	80,169	—	—	—	—	—	—
Available lines of credit cards and non-revolving consumer loans	—	—	—	—	—	—	—	—
	1,428,587	872,609	555,978	16,759	82,328	69,732	148,360	8,118
(1)

Correspond to loans and advances to customers and available lines of credit cards and non-revolving consumer loans in the first column (Maximum Exposure to Credit Risk) that are secured by collaterals and other credit enhancements disclosed in the table. As such, unsecured amounts are the amounts that are not covered by any collateral or other credit enhancement. The secured amounts may differ from the total collaterals and other credit enhancements as certain loans and advances to customers are secured by multiple credit enhancements.

(2)	Appraisals to support estimated fair value of the real estate collaterals are obtained at loan origination.
(3)	Public sector loan rights are guaranteed by Mexican government entities.

		12/31/2020
		Maximum Exposure
	Maximum	to Credit Risk (1)		Collaterals		Other Credit Enhancements
	Exposure to			Cash Collateral	Collateralized by
	Credit Risk	Unsecured	Secured	Received	Securities	Collection Rights (3)	Real Estate (2)	Guarantees

Financial assets at fair value through profit or loss	502,443	473,908	28,535	23,052	5,483	—	—	—
Other financial assets at fair value through profit or loss	70,356	—	70,356	—	59,557	—	—	—
Financial assets at fair value through other comprehensive income	355,321	355,321	—	—	—	—	—	—
Financial assets at amortized cost:	712,983	208,053	504,930	—	—	83,544	176,841	7,073
Of which:
Loans and advances to credit institutions	—	—	—	—	—	—	—	—
Loans and advances to customers	712,983	208,053	504,930	—	—	83,544	176,841	7,073
Commercial, financial and industrial loans	346,075	72,756	273,319	—	—	45,694	29,342	7,073
Public sector loans	73,016	21,510	51,506	—	—	34,677	—	—
Mortgage loans	177,665	5,007	172,658	—	—	3,140	140,096	—
Installment loans to individuals:		—	—
Revolving consumer credit card loans	53,809	53,809	—	—	—	—	—	—
Non-revolving consumer loans	62,418	54,971	7,447	—	—	33	7,403	—
Debt instruments	—	—	—	—	—	—	—	—
Guarantees and loan commitments	83,645	83,645	—	—	—	—	—	—
	1,724,748	1,120,927	603,821	23,052	65,040	83,544	176,841	7,073
(1)

Correspond to loans and advances to customers and available lines of credit cards and non-revolving consumer loans in the first column (Maximum Exposure to Credit Risk) that are secured by collaterals and other credit enhancements disclosed in the table. As such, unsecured amounts are the amounts that are not covered by any collateral or other credit enhancement. The secured amounts may differ from the total collaterals and other credit enhancements as certain loans and advances to customers are secured by multiple credit enhancements.

(2)	Appraisals to support estimated fair value of the real estate collaterals are obtained at loan origination.
(3)	Public sector loan rights are guaranteed by Mexican government entities.

Credit quality information

For commercial loans (except Small and medium-sized enterprises or SME) and public sector loans, in order to achieve equivalent internal ratings in the different models available and to make them comparable with the external ratings of rating agencies, the Bank has developed a master rating scale. The equivalence is established through the PD associated with each rating. Internally calibrated PD are compared against the default rates associated with the external ratings, which are published periodically by rating agencies. The internal rating scale and mapping with external ratings are as follows:

Equivalence with
Standard &
Internal Rating	Poor’s	Moody’s

9.3	Aaa	AAA
9.2	Aa1	AA+
9.0	Aa2	AA
8.6	Aa3	AA-
8.1	A1	A+
7.7	A2	A
7.3	A3	A-
6.7	Baa1	BBB+
6.1	Baa2	BBB
5.6	Baa3	BBB-
5.0	Ba1	BB+
4.4	Ba2	BB
3.9	Ba3	BB-
3.3	B1	B+
2.7	B2	B
2.2	B3	B-
1.6	Caa1	CCC
1.0	Ca	CC

For commercial loans to Small and medium-sized enterprises (SME), mortgage loans and installment loans to individuals (revolving credit card consumer loans and non-revolving consumer loans), expected credit losses are calculated using statistical methods without considering internal ratings. However, based on criteria set forth by the CNBV and a combination of internal scorecards, customer’s financial information and qualitative criteria, ratings are assigned as follows:

Rating	Equivalence

A-1	Minimum Risk (Solid)
A-2	Low Risk (Outstanding)
B-1	Normal Risk (Good)
B-2	Normal Risk
B-3	Satisfactory
C-1	Normal Risk (Adequate)
C-2	Medium Risk (Weak)
D	High Risk (Poor)
E	Probable Loss

Credit quality information by rating category

The tables below represent the classification by rating category of commercial loans (except SME) and public sector loans and their related guarantees and loan commitments not recognized in the consolidated balance sheet:

	12/31/2019
																				Not
Rating Category	9.3	9.2	9.0	8.5	8.0	7.5	7.0	6.5	6.0	5.5	5.0	4.5	4.0	3.5	3.0	2.5	2.0	1.5	1.0	Rated	Total

Commercial loans (except SME)	—	—	—	—	—	2,004	21,925	33,028	32,090	75,766	94,840	21,098	5,734	1,112	1,453	235	301	—	1,477	12,144	303,207
Public sector loans	—	—	4,506	—	—	—	26,566	2,055	5,491	13,684	16,297	1,285	—	—	—	—	—	—	—	566	70,450
	—	—	4,506	—	—	2,004	48,491	35,083	37,581	89,450	111,137	22,383	5,734	1,112	1,453	235	301	—	1,477	12,710	373,657

Financial instruments not recognized in the consolidated balance sheet:
Guarantees	597	—	—	4,009	15,457	4,347	8,290	12,566	5,848	3,780	2,082	167	—	—	—	—	75	—	—	913	58,131
Loan commitments	—	—	—	57	139	301	20	228	3,472	6,119	5,877	1,443	76	—	—	—	—	—	—	363	18,095
	597	—	—	4,066	15,596	4,648	8,310	12,794	9,320	9,899	7,959	1,610	76	—	—	—	75	—	—	1,276	76,226
	597	—	4,506	4,066	15,596	6,652	56,801	47,877	46,901	99,349	119,096	23,993	5,810	1,112	1,453	235	376	—	1,477	13,986	449,883

	12/31/2020
																						Not
Rating Category	9.3	9.2	9.0	8.5		8.0		7.5	7.0	6.5	6.0	5.5	5.0	4.5	4.0	3.5	3.0	2.5	2.0	1.5	1.0	Rated	Total

Commercial loans (except SME)	—	—	—	—	—	—	—	1,751	11,269	41,729	26,484	68,363	84,532	21,204	12,389	4,156	3,334	4,257	998	704	555	7,806	289,531
Public sector loans	—	—	—	—	—	—	—	—	8,966	—	5,005	8,893	27,846	8,736	—	—	—	—	—	—	—	—	59,446
	—	—	—	—		—		1,751	20,235	41,729	31,489	77,256	112,379	29,940	12,389	4,156	3,334	4,257	998	704	555	7,806	348,977

Financial instruments not recognized in the consolidated balance sheet:
Guarantees	520	—	157	8,474		16,638		3,945	2,251	10,032	11,108	3,916	2,868	101	—	—	39	—	—	75	6	2,399	62,529
Loan commitments	—	—	—	40		274		124	21	412	3,516	9,606	5,006	980	127	—	887	—	—	—	—	9	21,002
	520	—	157	8,514		16,912		4,069	2,272	10,444	14,624	13,522	7,874	1,081	127	—	926	—	—	75	6	2,408	83,531
	520	—	157	8,514		16,912		5,820	22,507	52,173	46,113	90,778	120,253	31,021	12,516	4,156	4,260	4,257	998	779	561	10,214	432,508

The tables below represent the classification by rating category of commercial loans (SME), mortgage loans, revolving consumer credit card loans and non-revolving consumer loans and their related commitments not recognized in the consolidated balance sheet:

	12/31/2019
Rating Category	A-1	A-2	B-1	B-2	B-3	C-1	C-2	D	E	Not Rated	Total

Commercial loans (SME)	50,253	6,730	2,553	2,575	9,046	2,068	723	1,941	674	—	76,563
Mortgage loans	117,983	3,384	1,685	14,161	1,114	4,936	3,465	4,507	694	211	152,140
Revolving consumer credit card loans	3,165	17,396	16,396	5,842	2,945	4,791	4,227	3,332	1,383	—	59,477
Non-revolving consumer loans	9,511	6,886	14,618	8,756	7,076	4,110	2,483	1,148	3,067	—	57,655
	180,912	34,396	35,252	31,334	20,181	15,905	10,898	10,928	5,818	211	345,835

Financial instruments not recognized in the consolidated balance sheet:
Available lines of credit cards and non-revolving consumer loans	6,914	7,786	8,113	4,565	3,425	4,743	4,533	1,921	2,468	—	44,468
Guarantees	37	—	—	—	—	—	—	—	—	—	37
Loan commitments	183	—	—	—	—	—	—	—	—	—	183
	7,134	7,786	8,113	4,565	3,425	4,743	4,533	1,921	2,468	—	44,688
	188,046	42,182	43,365	35,899	23,606	20,648	15,431	12,849	8,286	211	390,523

	12/31/2020
Rating Category	A-1	A-2	B-1	B-2	B-3	C-1	C-2	D	E	Not Rated	Total

Commercial loans (SME)	44,392	4,779	2,771	2,327	4,455	1,566	588	3,762	1,092	—	65,732
Mortgage loans	138,867	6,170	3,626	6,523	2,218	5,295	4,303	4,355	1,443	190	172,990
Revolving consumer credit card loans	9,804	16,790	7,746	3,826	2,625	3,586	3,891	4,612	927	—	53,807
Non-revolving consumer loans	14,225	5,548	17,865	8,667	4,427	2,675	2,524	1,050	4,573	—	61,554
	207,288	33,287	32,008	21,343	13,725	13,122	11,306	13,779	8,035	190	354,083

Financial instruments not recognized in the consolidated balance sheet:
Available lines of credit cards and non-revolving consumer loans	29,062	10,754	2,698	1,251	905	938	701	248	89	—	46,646
Guarantees	1	—	—	—	—	—	—	—	—	—	1
Loan commitments	103	—	—	—	—	—	—	—	8	—	111
	29,166	10,754	2,698	1,251	905	938	701	248	97	—	46,758
	236,454	44,041	34,706	22,594	14,630	14,060	12,007	14,027	8,132	190	400,841

i)    Securitization

Loans and advances to customers includes the securitized loans transferred to third parties on which the Bank has retained the risks and rewards, albeit partially, and which therefore, in accordance with the applicable IFRS, cannot be derecognized. As of December 31, 2019, and 2020, the securitized loans retained in the consolidated balance sheet related to securitized mortgage assets amounts to 130 million pesos and 114 million pesos, respectively.

Securitization is used as a tool for diversifying the Bank’s liquidity sources. The Bank had not performed any securitization in 2018, 2019 and 2020 and prior years. This securitization corresponds to a transaction performed by the merged entity Santander Vivienda in 2006.

The loans transferred through securitization are mortgage loans.